SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Silver	$ 3,421	$ 6,318	$ 14,030
Copper	5,566	4,662	13,953
Gold	4,344	8,517	10,326
Penalties, treatment costs and refining charges	(2,103)	(3,475)	(6,563)
Total revenue from mining operations	$ 11,228	$ 16,022	$ 31,746